UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6622

Nuveen Select Tax-Free Income Portfolio 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         12/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Select Tax-Free Income Portfolio 2 (NXQ)
	December 31, 2011

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alaska – 0.3%
$ 1,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	B2	$ 760,780
	Series 2006A, 5.000%, 6/01/32
	Arizona – 2.3%
2,500	Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West, Series	No Opt. Call	A	2,564,750
	2011B-1&2, 5.250%, 3/01/39
600	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power	10/20 at 100.00	BBB–	605,184
	Company, Series 2010A, 5.250%, 10/01/40
2,250	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A–	2,078,460
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
215	Sedona Wastewater Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Series	No Opt. Call	BBB	152,128
	1998, 0.000%, 7/01/20 – NPFG Insured
5,565	Total Arizona			5,400,522
	Arkansas – 0.8%
2,000	University of Arkansas, Fayetteville, Various Facilities Revenue Bonds, Series 2002, 5.000%,	12/12 at 100.00	Aa2	2,025,140
	12/01/32 – FGIC Insured
	California – 11.9%
1,000	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series	10/17 at 100.00	BBB+	935,930
	2004A, 0.000%, 10/01/25 – AMBAC Insured
11,000	Alhambra Unified School District, Los Angeles County, California, General Obligation Bonds,	No Opt. Call	AA–	1,804,440
	Capital Appreciation Series 2009B, 0.000%, 8/01/41 – AGC Insured
3,600	Arcadia Unified School District, Los Angeles County, California, General Obligation Bonds,	2/17 at 44.77	Aa2	1,034,316
	Election 2006 Series 2007A, 0.000%, 8/01/33 – AGM Insured
3,325	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 6.000%,	5/12 at 101.00	AA– (4)	3,421,990
	5/01/14 (Pre-refunded 5/01/12)
500	California State Public Works Board, Lease Revenue Refunding Bonds, Community Colleges	6/12 at 100.00	A2	501,280
	Projects, Series 1998A, 5.250%, 12/01/16
1,540	California State Public Works Board, Lease Revenue Refunding Bonds, Various University of	No Opt. Call	Aa2	1,627,795
	California Projects, Series 1993A, 5.500%, 6/01/14
2,500	California State, General Obligation Bonds, Series 2005, 5.000%, 3/01/31	3/16 at 100.00	A1	2,581,900
60	California, General Obligation Bonds, Series 1997, 5.000%, 10/01/18 – AMBAC Insured	4/12 at 100.00	A1	60,197
3,200	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	Aaa	3,486,752
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
1,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	BB+	650,280
	Bonds, Series 2007A-1, 5.125%, 6/01/47
3,030	Grossmont Union High School District, San Diego County, California, General Obligation Bonds,	No Opt. Call	Aa2	1,578,660
	Series 2006, 0.000%, 8/01/25 – NPFG Insured
450	M-S-R Energy Authority, California, Gas Revenue Bonds, Series 2009C, 6.500%, 11/01/39	No Opt. Call	A–	511,574
500	Murrieta Valley Unified School District, Riverside County, California, Certificates of	2/12 at 102.00	A	509,790
	Participation, Series 2001, 5.000%, 8/01/27 – NPFG Insured
1,195	Palmdale Elementary School District, Los Angeles County, California, General Obligation Bonds,	No Opt. Call	AA–	494,993
	Series 2003, 0.000%, 8/01/28 – AGM Insured
590	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Baa3	613,989
	6.750%, 11/01/39
4,400	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	No Opt. Call	A+	1,381,952
	Development Project, Series 1999, 0.000%, 8/01/29 – AMBAC Insured
2,755	Sacramento City Unified School District, Sacramento County, California, General Obligation	No Opt. Call	AA	1,372,210
	Bonds, Series 2007, 0.000%, 7/01/25 – AGM Insured
	San Joaquin Delta Community College District, California, General Obligation Bonds, Election
	2004 Series 2008B:
1,000	0.000%, 8/01/30 – AGM Insured	8/18 at 50.12	Aa2	337,820
1,890	0.000%, 8/01/31 – AGM Insured	8/18 at 47.14	Aa2	599,981
1,500	San Jose, California, Airport Revenue Bonds, Series 2004D, 5.000%, 3/01/28 – NPFG Insured	3/14 at 100.00	A2	1,517,880
6,025	Simi Valley Unified School District, Ventura County, California, General Obligation Bonds,	No Opt. Call	Aa2	2,096,218
	Series 2007C, 0.000%, 8/01/30
2,010	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	6/15 at 100.00	BB–	1,320,309
	Bonds, Series 2005A-1, 5.500%, 6/01/45
53,070	Total California			28,440,256
	Colorado – 7.8%
500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	7/19 at 100.00	AA	531,375
	Series 2009A, 5.500%, 7/01/34
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital	5/17 at 100.00	BBB+	938,730
	Association, Series 2007, 5.250%, 5/15/42
1,975	Colorado Health Facilities Authority, Health Facilities Revenue Bonds, Sisters of Charity of	No Opt. Call	AA	2,012,170
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
	Colorado Health Facilities Authority, Revenue Bonds, Catholic Health Initiatives, Series 2002A:
1,700	5.500%, 3/01/22 (Pre-refunded 3/02/12)	3/12 at 100.00	AA (4)	1,715,351
1,300	5.500%, 3/01/22 (Pre-refunded 3/01/12)	3/12 at 100.00	Aa2 (4)	1,311,739
1,085	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13	No Opt. Call	A+	1,165,095
	(Alternative Minimum Tax)
3,000	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel,	12/13 at 100.00	N/R (4)	3,254,670
	Senior Lien Series 2003A, 5.000%, 12/01/23 (Pre-refunded 12/01/13) – SYNCORA GTY Insured
2,230	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel,	11/16 at 100.00	BBB–	1,963,069
	Senior Lien Series 2006, 4.750%, 12/01/35 – SYNCORA GTY Insured
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
5,100	0.000%, 9/01/24 – NPFG Insured	No Opt. Call	BBB	2,371,806
8,100	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	BBB	2,569,320
4,200	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	BBB	964,698
30,190	Total Colorado			18,798,023
	Florida – 2.4%
1,000	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Tampa	10/16 at 100.00	A3	990,250
	General Hospital, Series 2006, 5.250%, 10/01/41
1,500	Jacksonville, Florida, Guaranteed Entitlement Revenue Refunding and Improvement Bonds, Series	10/12 at 100.00	A+	1,531,500
	2002, 5.000%, 10/01/21 – FGIC Insured
2,500	JEA, Florida, Electric System Revenue Bonds, Series Three 2006A, 5.000%, 10/01/41 – AGM Insured	4/15 at 100.00	Aa2	2,571,925
625	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Refunding Bonds, Series	7/12 at 100.00	A3	627,400
	2001, 5.125%, 7/01/29 – FGIC Insured
5,625	Total Florida			5,721,075
	Georgia – 0.4%
1,000	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional	12/20 at 100.00	N/R	1,033,660
	Medical Center Project, Series 2010, 8.125%, 12/01/45
	Illinois – 15.8%
735	Chicago Board of Education, Cook County, Illinois, General Obligation Bonds, Dedicated	No Opt. Call	AA–	760,901
	Revenues Series 2011A, 5.000%, 12/01/41
525	Chicago Metropolitan Housing Development Corporation, Illinois, FHA-Insured Section 8 Assisted	7/12 at 100.00	AA	526,717
	Housing Development Revenue Refunding Bonds, Series 1992, 6.800%, 7/01/17
590	Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Series 2003A, 5.000%, 1/01/33 – AMBAC Insured	7/13 at 100.00	AA+	596,160
1,665	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	A1	1,691,224
	Series 2005A, 5.000%, 1/01/33 – FGIC Insured
600	Illinois Educational Facilities Authority, Student Housing Revenue Bonds, Educational	5/12 at 101.00	Aaa	617,586
	Advancement Foundation Fund, University Center Project, Series 2002, 6.000%, 5/01/22
	(Pre-refunded 5/01/12)
1,050	Illinois Finance Authority, Revenue Bonds, Loyola University of Chicago, Tender Option Bond	No Opt. Call	Aa1	1,132,089
	Trust 1137, 9.274%, 7/01/15 (IF)
200	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2007A, 5.000%,	5/17 at 100.00	BBB	202,384
	5/15/32 – NPFG Insured
2,185	Illinois Finance Authority, Revenue Bonds, YMCA of Southwest Illinois, Series 2005, 5.000%,	9/15 at 100.00	Aa3	1,789,275
	9/01/31 – RAAI Insured
1,750	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical	8/18 at 100.00	BBB–	1,704,150
	Centers, Series 2008A, 5.500%, 8/15/30
750	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc.,	No Opt. Call	Baa3	742,755
	University Center Project, Series 2006B, 5.000%, 5/01/25
2,255	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2002A,	7/12 at 100.00	AA+	2,294,372
	6.250%, 7/01/22
425	Illinois Health Facilities Authority, Revenue Refunding Bonds, Rockford Health System, Series	2/12 at 100.00	N/R	408,336
	1997, 5.000%, 8/15/21 – AMBAC Insured
1,000	Illinois Housing Development Authority, Housing Finance Bonds, Series 2005E, 4.750%, 7/01/30 –	1/15 at 100.00	AA	1,003,600
	FGIC Insured
5,700	Illinois, Sales Tax Revenue Bonds, First Series 2002, 5.000%, 6/15/22	6/13 at 100.00	AAA	5,985,741
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
1,350	0.000%, 6/15/35 – NPFG Insured	No Opt. Call	AAA	349,461
5,000	0.000%, 12/15/36 – NPFG Insured	No Opt. Call	AAA	1,178,500
9,170	0.000%, 6/15/39 – NPFG Insured	No Opt. Call	AAA	1,835,559
7,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	6/12 at 101.00	AAA	7,133,347
	Expansion Project, Series 2002B, 5.000%, 6/15/21 – NPFG Insured
5,045	Sauk Village, Illinois, General Obligation Alternate Revenue Source Bonds, Tax Increment,	12/12 at 100.00	N/R	5,081,778
	Series 2002A, 5.000%, 6/01/22 – RAAI Insured
	Sauk Village, Illinois, General Obligation Alternate Revenue Source Bonds, Tax Increment,
	Series 2002B:
1,060	0.000%, 12/01/17 – RAAI Insured	No Opt. Call	N/R	850,979
1,135	0.000%, 12/01/18 – RAAI Insured	No Opt. Call	N/R	866,924
1,100	Schaumburg, Illinois, General Obligation Bonds, Series 2004B, 5.250%, 12/01/34 – FGIC Insured	12/14 at 100.00	Aaa	1,189,573
50,290	Total Illinois			37,941,411
	Indiana – 3.9%
1,000	Franklin Community Multi-School Building Corporation, Marion County, Indiana, First Mortgage	7/14 at 100.00	A+ (4)	1,113,780
	Revenue Bonds, Series 2004, 5.000%, 7/15/22 (Pre-refunded 7/15/14) – FGIC Insured
1,600	Indiana Bond Bank, Special Program Bonds, Carmel Junior Waterworks Project, Series 2008B,	No Opt. Call	AA–	649,504
	0.000%, 6/01/30 – AGM Insured
825	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Ascension	No Opt. Call	AA+	846,648
	Health, Series 2006B-5, 5.000%, 11/15/36
670	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Methodist Hospitals Inc.,	3/12 at 100.00	BBB	647,716
	Series 2001, 5.375%, 9/15/22
1,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	BBB+	1,005,940
	Indiana, Series 2007, 5.500%, 3/01/37
385	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Memorial Health System, Series	2/12 at 100.00	AA–	385,169
	1998A, 4.625%, 8/15/28 – NPFG Insured
750	West Clark 2000 School Building Corporation, Clark County, Indiana, First Mortgage Bonds,	1/15 at 100.00	AA+	804,375
	Series 2005, 5.000%, 7/15/22 – NPFG Insured
3,840	Whiting Redevelopment District, Indiana, Tax Increment Revenue Bonds, Lakefront Development	No Opt. Call	N/R	3,968,832
	Project, Series 2010, 6.000%, 1/15/19
10,070	Total Indiana			9,421,964
	Iowa – 1.1%
540	Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series 2007B, 4.800%, 1/01/37	7/16 at 100.00	Aaa	541,409
	(Alternative Minimum Tax)
1,645	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	BBB	1,223,748
	5.375%, 6/01/38
1,000	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	BBB	877,940
	5.600%, 6/01/34
3,185	Total Iowa			2,643,097
	Kansas – 0.9%
795	Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Refunding Series 2006,	7/16 at 100.00	A2	797,870
	4.875%, 7/01/36
400	Overland Park Development Corporation, Kansas, Second Tier Revenue Bonds, Overland Park	1/17 at 100.00	Baa3	382,060
	Convention Center, Series 2007B, 5.125%, 1/01/22 – AMBAC Insured
1,000	Salina, Kansas, Hospital Revenue Bonds, Salina Regional Medical Center, Series 2006,	4/13 at 100.00	A1	1,003,750
	4.500%, 10/01/26
2,195	Total Kansas			2,183,680
	Kentucky – 1.1%
2,500	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare	8/21 at 100.00	A1	2,519,200
	System Obligated Group, Series 2011, 5.250%, 8/15/46
	Louisiana – 2.2%
2,180	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	BBB	2,295,540
	2004, 5.250%, 7/01/24 – NPFG Insured
3,000	Louisiana Public Facilities Authority, Revenue Bonds, Tulane University, Series 2002A, 5.125%,	7/12 at 100.00	N/R (4)	3,073,980
	7/01/27 (Pre-refunded 7/01/12) – AMBAC Insured
5,180	Total Louisiana			5,369,520
	Massachusetts – 2.4%
3,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health	10/13 at 100.00	BBB+	3,031,050
	System, Series 2001E, 6.250%, 10/01/31
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A–	516,950
	Series 2008E-1 &2, 5.000%, 7/01/28
1,270	Massachusetts Water Resources Authority, General Revenue Bonds, Series 1993C, 5.250%,	No Opt. Call	BBB (4)	1,399,451
	12/01/15 – NPFG Insured (ETM)
820	Massachusetts Water Resources Authority, General Revenue Bonds, Series 1993C, 5.250%,	No Opt. Call	Aa1	903,615
	12/01/15 – NPFG Insured
5,590	Total Massachusetts			5,851,066
	Michigan – 2.6%
545	Detroit, Michigan, General Obligation Bonds, Series 2003A, 5.250%, 4/01/19 – SYNCORA	4/13 at 100.00	BB	479,513
	GTY Insured
2,450	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 5.000%,	7/16 at 100.00	A	2,454,386
	7/01/33 – FGIC Insured
2,655	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Trinity Health	12/12 at 100.00	AA	2,677,382
	Credit Group, Series 2002C, 5.375%, 12/01/30
245	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Trinity Health	12/12 at 100.00	N/R (4)	256,527
	Credit Group, Series 2002C, 5.375%, 12/01/30 (Pre-refunded 12/01/12)
250	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	A1	300,205
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39
6,145	Total Michigan			6,168,013
	Minnesota – 0.6%
1,450	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2007-I, 4.850%,	7/16 at 100.00	AA+	1,442,504
	7/01/38 (Alternative Minimum Tax)
	Mississippi – 0.2%
500	Mississippi Development Bank, Revenue Bonds, Mississippi Municipal Energy Agency, Mississippi	3/16 at 100.00	Baa1	520,365
	Power, Series 2006A, 5.000%, 3/01/21 – SYNCORA GTY Insured
	Nevada – 1.1%
1,250	Clark County, Nevada, Airport Revenue Bonds, Tender Option Bond Trust Series 11823, 20.357%,	No Opt. Call	Aa3	1,699,450
	1/01/36 (IF)
1,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	Aa3	1,046,860
	International Airport, Series 2010A, 5.250%, 7/01/42
2,250	Total Nevada			2,746,310
	New Jersey – 1.9%
2,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center,	7/13 at 100.00	Ba2	2,286,400
	Series 2003, 5.500%, 7/01/23
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2003:
1,000	6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa	1,071,150
1,010	6.250%, 6/01/43 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa	1,096,032
4,510	Total New Jersey			4,453,582
	New Mexico – 3.1%
1,000	New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Bonds, St Anthony, Series	9/17 at 100.00	N/R	981,680
	2007A, 5.250%, 9/01/42 (Alternative Minimum Tax)
	University of New Mexico, FHA-Insured Mortgage Hospital Revenue Bonds, Series 2004:
555	4.625%, 1/01/25 – AGM Insured	7/14 at 100.00	AA–	572,322
660	4.625%, 7/01/25 – AGM Insured	7/14 at 100.00	AA–	680,440
2,000	4.750%, 7/01/27 – AGM Insured	7/14 at 100.00	AA–	2,055,300
3,000	4.750%, 1/01/28 – AGM Insured	7/14 at 100.00	AA–	3,075,000
7,215	Total New Mexico			7,364,742
	New York – 2.0%
1,700	Dormitory Authority of the State of New York, FHA Insured Mortgage Hospital Revenue Bonds,	8/16 at 100.00	AAA	1,718,428
	Kaleida Health, Series 2006, 4.700%, 2/15/35
500	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	No Opt. Call	A	518,010
	2011A, 5.250%, 2/15/47
2,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	12/14 at 100.00	AAA	2,142,640
	Bonds, Series 2004B, 5.000%, 6/15/36 – AGM Insured (UB)
395	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB–	416,670
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
4,595	Total New York			4,795,748
	North Carolina – 0.5%
1,155	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds,	1/12 at 100.00	AA–	1,155,612
	Carolinas Healthcare System, Series 2001A, 5.000%, 1/15/31
	Ohio – 2.2%
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
2,000	5.375%, 6/01/24	6/17 at 100.00	BB–	1,564,140
795	5.125%, 6/01/24	6/17 at 100.00	BB–	606,450
680	5.875%, 6/01/30	6/17 at 100.00	BB–	504,886
775	5.750%, 6/01/34	6/17 at 100.00	BB–	562,084
2,680	5.875%, 6/01/47	6/17 at 100.00	BB–	1,928,099
6,930	Total Ohio			5,165,659
	Oklahoma – 1.7%
1,000	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005,	9/16 at 100.00	BB+	902,400
	5.375%, 9/01/36
3,000	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007,	2/17 at 100.00	A	3,060,240
	5.000%, 2/15/42
4,000	Total Oklahoma			3,962,640
	Pennsylvania – 1.9%
1,500	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue	12/20 at 100.00	AA	1,285,110
	Bonds, Series 2010B, 0.000%, 12/01/30
3,250	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002A, 5.500%,	2/12 at 100.00	Aa2 (4)	3,264,918
	2/01/31 (Pre-refunded 2/01/12) – AGM Insured
4,750	Total Pennsylvania			4,550,028
	Puerto Rico – 1.8%
1,035	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003,	12/13 at 100.00	AA+	1,086,802
	5.000%, 12/01/20
1,965	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003,	12/13 at 100.00	Aaa	2,133,774
	5.000%, 12/01/20 (Pre-refunded 12/01/13)
15,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	Aa2	1,052,550
	8/01/54 – AMBAC Insured
18,000	Total Puerto Rico			4,273,126
	Rhode Island – 2.4%
5,835	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	5,698,869
	Series 2002A, 6.250%, 6/01/42
	South Carolina – 4.8%
475	College of Charleston, South Carolina, Academic and Administrative Facilities Revenue Bonds,	4/14 at 100.00	A1	489,217
	Series 2004B, 5.125%, 4/01/30 – SYNCORA GTY Insured
700	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds,	12/14 at 100.00	AA–	769,678
	GROWTH, Series 2004, 5.250%, 12/01/20
4,000	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/12 at 101.00	AA (4)	4,246,880
	2002, 5.875%, 12/01/19 (Pre-refunded 12/01/12)
2,500	Lexington County Health Service District, South Carolina, Hospital Revenue Refunding and	11/13 at 100.00	AA– (4)	2,757,700
	Improvement Bonds, Series 2003, 6.000%, 11/01/18 (Pre-refunded 11/01/13)
	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,
	Series 2004A:
500	5.250%, 8/15/20 – NPFG Insured	8/14 at 100.00	BBB	532,450
2,435	5.250%, 2/15/21 – NPFG Insured	8/14 at 100.00	BBB	2,602,041
10,610	Total South Carolina			11,397,966
	South Dakota – 0.4%
1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley	11/14 at 100.00	AA–	1,014,780
	Hospitals, Series 2004A, 5.250%, 11/01/34
	Texas – 12.8%
4,000	Brazos River Harbor Navigation District, Brazoria County, Texas, Environmental Facilities	5/12 at 101.00	BBB	4,069,160
	Revenue Bonds, Dow Chemical Company Project, Series 2002A-6, 6.250%, 5/15/33
	(Mandatory put 5/15/17) (Alternative Minimum Tax)
250	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2011, 6.000%,	1/21 at 100.00	BBB–	254,608
	1/01/41
1,500	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	BBB	1,327,440
	Bonds, Series 2005, 5.000%, 1/01/45 – FGIC Insured
2,500	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Texas	No Opt. Call	BBB (4)	2,876,250
	Children’s Hospital, Series 1995, 5.500%, 10/01/16 – NPFG Insured (ETM)
3,000	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds,	11/13 at 100.00	AA	3,072,900
	TECO Project, Series 2003, 5.000%, 11/15/30 – NPFG Insured
10,675	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H,	11/31 at 53.78	BBB	1,193,572
	0.000%, 11/15/41 – NPFG Insured
575	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	A2	297,292
	Project, Series 2001B, 0.000%, 9/01/24 – AMBAC Insured
2,000	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2002A, 5.625%, 7/01/20 –	7/12 at 100.00	AA–	2,027,500
	AGM Insured (Alternative Minimum Tax)
3,125	Katy Independent School District, Harris, Fort Bend and Waller Counties, Texas, General	2/12 at 100.00	AAA	3,143,875
	Obligation Bonds, Series 2002A, 5.000%, 2/15/32 (Pre-refunded 2/15/12)
1,400	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson	No Opt. Call	BBB–	1,354,458
	Memorial Hospital Project, Series 2005, 5.375%, 8/15/35
335	Live Oak, Texas, General Obligation Bonds, Series 2004, 5.250%, 8/01/20 – NPFG Insured	8/14 at 100.00	Aa3	357,160
4,850	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series	10/12 at 100.00	BBB	4,957,185
	2002A, 5.500%, 10/01/17 – RAAI Insured
1,000	San Antonio, Texas, Water System Revenue Bonds, Series 2005, 4.750%, 5/15/37 – NPFG Insured	5/15 at 100.00	Aa1	1,025,480
1,425	Texas State University System, Financing Revenue Bonds, Refunding Series 2006, 5.000%, 3/15/28	3/16 at 100.00	Aa2	1,571,875
	(WI/DD, Settling 1/03/12) – AGM Insured
1,470	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series	8/12 at 100.00	BBB+	1,476,836
	2002A, 5.750%, 8/15/38 – AMBAC Insured
1,560	Texas, General Obligation Bonds, Water Financial Assistance Program, Series 2003A, 5.125%,	8/13 at 100.00	Aaa	1,575,054
	8/01/42 (Alternative Minimum Tax)
39,665	Total Texas			30,580,645
	Utah – 1.3%
1,435	Salt Lake City and Sandy Metropolitan Water District, Utah, Water Revenue Bonds, Series 2004,	7/14 at 100.00	Aa2	1,553,488
	5.000%, 7/01/21 – AMBAC Insured
5,465	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2007A, 0.000%, 6/15/36 – NPFG Insured	6/17 at 38.77	A1	1,532,386
6,900	Total Utah			3,085,874
	Vermont – 0.4%
915	Vermont Housing Finance Agency, Multifamily Housing Bonds, Series 1999C, 5.800%, 8/15/16 –	2/12 at 100.00	AA–	917,233
	AGM Insured
	Virginia – 1.1%
1,000	Henrico County Economic Development Authority, Virginia, Residential Care Facility Revenue	No Opt. Call	BBB	966,860
	Bonds, Westminster Canterbury of Richmond, Series 2006, 5.000%, 10/01/35
1,500	Metropolitan Washington DC Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	10/26 at 100.00	AA–	1,297,845
	Series 2009C, 0.000%, 10/01/41 – AGC Insured
250	Norfolk, Virginia, Water Revenue Bonds, Series 1995, 5.750%, 11/01/13 – NPFG Insured	5/12 at 100.00	Aa2	255,023
2,750	Total Virginia			2,519,728
	Washington – 0.4%
990	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	1/21 at 100.00	A	1,021,739
	Research Center, Series 2011A, 5.625%, 1/01/35
	Wisconsin – 1.3%
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/13 at 100.00	BBB+	1,028,340
	Services Inc., Series 2003A, 5.500%, 8/15/18
2,000	Wisconsin Health and Educational Facilities Authority, Revenus Bonds, Gundersen Lutheran,	10/21 at 100.00	A+	2,018,900
	Series 2011A, 5.250%, 10/15/39 (WI/DD, Settling 1/03/12)
175	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Series	3/12 at 100.00	AA	175,686
	2002G, 4.850%, 9/01/17
3,175	Total Wisconsin			3,222,926
$ 310,800	Total Investments (cost $229,069,571) – 97.8%			234,167,483
	Floating Rate Obligations – (0.4)%			(1,000,000)
	Other Assets Less Liabilities – 2.6%			6,370,893
	Net Assets – 100%			$ 239,538,376

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best |information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$234,167,483	$—	$234,167,483

During the period ended December 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At December 31, 2011, the cost of investments was $227,729,513.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2011, were as follows:

Gross unrealized:
Appreciation	$ 9,652,013
Depreciation	(4,214,043)
Net unrealized appreciation (depreciation) of investments	$ 5,437,970

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Select Tax-Free Income Portfolio 2

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         February 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         February 29, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         February 29, 2012